DEBT - Schedule of Repayment of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 121,739
2017	223,747
2018	431,256
2019	44,122
2020	195,939
2021 and thereafter	327,985
Total debt	$ 1,344,788	$ 1,052,532